EQUITY (Schedule of Amounts Outstanding Under Employee Share Incentive Plan) (Details)		12 Months Ended
		Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 ILS (₪) shares
Number of options
Outstanding at beginning of year		4,557,927	3,500,262
Outstanding at end of year		10,651,097	4,557,927	3,500,262
Employees and Directors [Member]
Number of options
Outstanding at beginning of year		4,557,927	3,500,262	3,187,092
Granted	[1]	7,292,560	2,505,684	500,800
Forfeited and expired		(1,164,961)	(1,435,990)	(187,630)
Exercised		(34,429)	(12,029)
Outstanding at end of year		10,651,097	4,557,927	3,500,262
Exercisable at end of year		2,356,948	1,786,209	1,169,540
Weighted average exercise price (in NIS)
Outstanding at beginning of year | ₪		₪ 6.5	₪ 8.7	₪ 9.1
Granted | ₪	[1]	3.5	3.8	6.8
Forfeited and expired | ₪		0.2	7.2	11.1
Exercised | ₪		0.2	0.4
Outstanding at end of year | ₪		4.4	6.5	8.7
Exercisable at end of year | ₪		₪ 7.6	₪ 9.4	₪ 13

[1]	As of the December 31, 2016 and 2017, includes 222,428 and 1,178,128 PSUs at an exercise price of 0.10 NIS, for which performance obligations have not been met.